ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2022
Trade and other current payables [abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	September 30, 2022	September 30, 2021
	$	$
Accounts payable	1,246,384	596,573
Accrued liabilities	158,177	42,000
Total accounts payable and accrued liabilities	1,404,561	638,573